Debt and Banking Arrangements (Details) (USD $)	12 Months Ended
Dec. 31, 2012
$2 billion unsecured credit facility terminated Sept 2012 [Member]
Line of Credit Facility [Line Items]
Amount of unsecured credit facility	$ 2,000,000,000
Increase in credit facility capacity	400,000,000
$2.4 billion unsecured credit facility
Line of Credit Facility [Line Items]
Additional amount by which credit facility can be increased	400,000,000
Ratio of debt to capitalization	65.00%
Commitment fee	0.20%
Letter of credit issued	0
Loans outstanding	375,000,000
Ratio of debt to EBITDA	5
Ratio of debt to EBITDA after acquisitions	5.5
Aggregate purchase price of acquisitions increasing debt to ebitda ratio	50,000,000
$2.4 billion unsecured credit facility | Maximum
Line of Credit Facility [Line Items]
Amount of unsecured credit facility	400,000,000
$2.4 billion unsecured credit facility | Maximum | Letter of Credit Capacity [Member]
Line of Credit Facility [Line Items]
Amount of unsecured credit facility	$ 1,300,000,000